Document and Entity Information	12 Months Ended
Sep. 30, 2021 shares
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2021
Entity File Number	001-39805
Entity Registrant Name	Qilian International Holding Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Address Line One	Jiuquan Economic and Technological Development Zone
Entity Address, City or Town	Jiuquan City
Entity Address, Postal Zip Code	735000
Title of 12(b) Security	Ordinary Shares
Trading Symbol	QLI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	35,750,000
Entity Central Index Key	0001779578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 3
Business Contact [Member]
Contact Personnel Email Address	xinzc@163.com
Entity Address, Country	CN
Entity Address, Address Line One	Jiuquan Economic and Technological Development Zone
Entity Address, City or Town	Jiuquan City
Entity Address, Postal Zip Code	735000
City Area Code	+86
Local Phone Number	028-64775180
Contact Personnel Name	Zhanchang Xin